Financing Lease (Details) - Master Lease Agreement [Member] - USD ($)	1 Months Ended			12 Months Ended
	Jul. 29, 2020	Oct. 31, 2017	Mar. 03, 2017	Dec. 31, 2020	Dec. 31, 2019	Jul. 03, 2018
Financing Lease (Details) [Line Items]
Proceeds from capital lease		$ 980,000	$ 3,240,000
Lease outstanding			$ 475,000
Lease payable beginning						$ 12,882
Lease payable ending						$ 38,000
Capital lease term		51 months
Lease rent monthly		$ 25,807
Capital lease transaction	$ 568,597
Issuance costs				$ 23,360	$ 11,055